Reconciliation of profit for the year to net cash flows from operating activities (Tables)	12 Months Ended
Jun. 30, 2023
Reconciliation Of Profit For Year To Net Cash Flows From Operating Activities
Summary of reconciliation of profit on net cash flows from operating activities

	Consolidated Group
	2023 A$	2022 A$
Loss for the year	(3,891,586)	(5,090,327)

Non-cash items in operating profit
Depreciation of property, plant and equipment	108,602	6,732
Amortisation of intangible assets	1,154,492	777,409
Amortisation of right of use asset	92,077	68,220
Share based payments	304,345	359,544
Implied interest expense related to convertible notes	-	666,534
R&D tax incentive and other rebates expected	(533,119)
Foreign exchange loss	(141,284)	(543,910)
Expected credit losses	295,263	369,844
Gain on liability extinguishment	(282,489)	-
Operating cash flows before movements in working capital	997,887	1,704,373

Movements in working capital
(Increase)/decrease in trade and other receivables	(780,321)	(1,182,077)
(Increase)/decrease in prepayments and deposits	(126,688)	4,194
Increase/(decrease) in trade and other payables	1,392,829	396,204
Increase/(decrease) in provisions and accruals	132,039	(186,066)
Increase/(decrease) in deferred revenue	14,869	113,263
Cash generated from operations	632,728	(854,482)
Net cash generated by operating activities	(2,260,971)	(4,240,436)